Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - EBP 020 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, employer identification number	20-0865835
Employee benefit plan, plan number	020
Employee benefit plan, participant loans, current value	$ 808
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loans, maturity period	1 year
Employee benefit plan, participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loans, maturity period	5 years
Employee benefit plan, participant loans, interest rate	9.50%